CCB FUNDS LOGO

                                                         Central Carolina Bank

                                                                 CCB

                                                             North Carolina
                                                                Municipal

                                                            Securities Fund

                                                            Semi-Annual Report

                                                            November 30, 1998

Federated Securities Corp. is the distributor of the fund.

Cusip 12500E109

2122401 (1/99)                        Recycled Paper Logo

PRESIDENT'S MESSAGE

--------------------------------------------------------------------------------

Dear Shareholder:

I am pleased to present the Semi-Annual Report for CCB North Carolina Municipal Securities Fund. This report covers the first half of the fund's fiscal year, which is the six-month period from June 1, 1998 through November 30, 1998.

Inside, you will find complete information about the fund's operation during that period, including an investment review by the fund's portfolio manager, a list of the fund's quality municipal bond holdings, and the financial statements.

To help tax-sensitive North Carolina residents earn double-tax-free income--exempt from federal and state income taxes--the fund invests primarily in a portfolio of high-quality bonds issued by North Carolina municipalities.* All bonds in the fund's portfolio are rated A or higher by nationally recognized rating agencies.

During the six-month period, CCB North Carolina Municipal Securities Fund achieved a total return of 3.38% through double-tax-free income totaling $0.24 per share, and a $0.13 increase in net asset value.+ The fund's net assets totaled $41.4 million at the end of the period.

Thank you for joining other tax-sensitive North Carolina investors in pursuing tax-free income through the diversification, professional management and convenience of this fund. We'll continue to update you on your fund's progress.

Sincerely,

/s/ Edward C. Gonzales
Edward C. Gonzales
President
January 15, 1999

 * Income may be subject to the federal alternative minimum tax.

+ Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for the period adjusted for the fund's sales charge was (1.24%).

INVESTMENT REVIEW

--------------------------------------------------------------------------------

The municipal market continued to rally through the six months ended
November 30, 1998. Ten year AAA tax free yields dropped from 4.45% to 4.16%. It should be pointed out that yields on treasuries dropped much more rapidly than on municipals during this period. As a result municipals are much cheaper at this time and we feel represent good value.

The six month non-annualized return for the CCB North Carolina Municipal Securities Fund for the period ended November 30, 1998 was 3.38%.* The average quality is AA and the average maturity is 7.73 years. As of November 30, 1998, the 7-day distribution rate at net asset value was 4.30%. We feel this combination of yield, maturity and quality represents excellent value. As of November 30, 1998, the 30-day SEC yield based on offering price was 3.83%.

Going forward into 1999 we will look to extend maturities where we can do so advantageously.

* Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for the period adjusted for the Fund's sales charge was (1.24%). The 7-day distribution rate based on offering price was 4.10%.

CCB NORTH CAROLINA MUNICIPAL SECURITIES FUND
PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 1998 (UNAUDITED)

--------------------------------------------------------------------------------


PRINCIPAL                                                                    CREDIT
  AMOUNT                                                                    RATING*       VALUE

----------        --------------------------------------------------------  --------   -----------
LONG-TERM MUNICIPALS--97.1%

--------------------------------------------------------------------------
                  NORTH CAROLINA--97.1%

                  --------------------------------------------------------
$  500,000        Buncombe County, NC, Certificate Participation Refunding

                  Bonds, 4.75% (AMBAC INS), 12/1/2011                          AAA     $   507,090
                  --------------------------------------------------------
   500,000        Cabarrus County, NC, GO UT, 5.30% (MBIA INS), 2/1/2010       AAA         539,840
                  --------------------------------------------------------
   250,000        Catawba County, NC, GO UT Bonds, 5.70%, 6/1/2003             AA-         269,650
                  --------------------------------------------------------
   500,000        Catawba County, NC, GO UT Bonds, 5.75%, 6/1/2007             AA-         547,180
                  --------------------------------------------------------
   500,000        Catawba County, NC, Hospital Refunding Revenue Bond,
                  5.85% (Catawba Memorial Hospital)/(AMBAC INS)/ (Original

                  Issue Yield: 5.90%), 10/1/2004                               AAA         542,555

                  --------------------------------------------------------
   500,000        Catawba County, NC, Hospital Refunding Revenue Bonds,
                  5.95% (Catawba Memorial Hospital)/(AMBAC INS)/ (Original

                  Issue Yield: 6.00%), 10/1/2005                               AAA         542,970

                  --------------------------------------------------------
   500,000        Catawba County, NC, Revenue Bonds, 6.20% (Catawba
                  Memorial Hospital)/(AMBAC INS)/(Original Issue Yield:

                  6.25%), 10/1/2009                                            AAA         550,330

                  --------------------------------------------------------
   500,000        Charlotte, NC, GO UT Public Improvement Bonds, 4.75%

                  (Original Issue Yield: 4.83%), 2/1/2013                      AAA         507,975

                  --------------------------------------------------------
   500,000        Charlotte, NC, GO UT Public Improvement Bonds, 5.30%,

                  4/1/2008                                                     AAA         539,100

                  --------------------------------------------------------
 1,000,000        Charlotte, NC, GO UT 4.75%, 2/1/2011                         AAA       1,032,170
                  --------------------------------------------------------
   500,000        Chatham County, NC, GO UT Bonds, 5.40%, 4/1/2007              A+         544,470
                  --------------------------------------------------------
   500,000        Chatham County, NC, GO UT Bonds, 5.40%, 4/1/2010              A+         540,885
                  --------------------------------------------------------
   465,000        Chatham County, NC, GO UT Refunding Bonds, 5.25%

                  (Original Issue Yield: 5.35%), 5/1/2010                       A+         498,192

                  --------------------------------------------------------
   500,000        Chatham County, NC, GO UT, 5.40% (Original Issue Yield:
                  5.50%), 4/1/2012                                              A+         535,520

                  --------------------------------------------------------
 1,000,000        Concord, NC, Utility System Revenue Refunding Bonds

                  (Series B), 4.60% (MBIA INS), 12/1/2010                      AAA       1,019,900
                  --------------------------------------------------------

CCB NORTH CAROLINA MUNICIPAL SECURITIES FUND

--------------------------------------------------------------------------------


PRINCIPAL                                                                    CREDIT
  AMOUNT                                                                    RATING*       VALUE

----------        --------------------------------------------------------  --------   -----------
LONG-TERM MUNICIPALS--CONTINUED

--------------------------------------------------------------------------
                  NORTH CAROLINA--CONTINUED

                  --------------------------------------------------------
$1,000,000        Craven County, NC, GO UT Bonds, 5.50% (MBIA INS),
                  6/1/2010                                                     AAA     $ 1,090,460
                  --------------------------------------------------------
   500,000        Cumberland County, NC, GO UT Refunding Bonds, 5.00%

                  (FGIC LOC), 2/1/2013                                         AAA         519,300

                  --------------------------------------------------------
   480,000        Cumberland County, NC, GO UT, 5.00% (MBIA INS)/

                  (Original Issue Yield: 5.15%), 3/1/2015                      AAA         493,176

                  --------------------------------------------------------
   470,000        Duplin County, NC, GO UT Bonds, 5.30% (MBIA INS)/
                  (Original Issue Yield: 5.40%), 4/1/2007                      AAA         501,119

                  --------------------------------------------------------
   500,000        Durham & Wake Counties Special Airport District, NC, GO
                  UT Refunding Bonds, 5.75% (Original Issue Yield: 5.80%),

                  4/1/2002                                                     AAA         532,590

                  --------------------------------------------------------
   250,000        Fayetteville, NC Public Works Commission, Revenue Bonds
                  (Series B), 5.90% (FSA LOC)/(Original Issue Yield:

                  6.00%), 3/1/2007                                             AAA         269,665

                  --------------------------------------------------------
   500,000        Fayetteville, NC Public Works Commission, Revenue Bonds,
                  5.40% (AMBAC INS)/(Original Issue Yield: 5.50%),

                  3/1/2009                                                     AAA         535,540

                  --------------------------------------------------------
   500,000        Forsyth County, NC Certificates of Partnership,
                  Refunding Public Improvement Bonds, 4.60% (Original

                  Issue Yield: 4.78%), 10/1/2011                                AA         501,015

                  --------------------------------------------------------
   500,000        Forsyth County, NC, GO UT, 4.75% (Original Issue Yield:
                  5.00%), 2/1/2013                                             AAA         507,975

                  --------------------------------------------------------
 1,000,000        Gaston County, NC, GO UT, 5.70% (MBIA INS), 3/1/2004         AAA         814,808
                  --------------------------------------------------------
   500,000        Gastonia, NC, GO UT, 5.50% (MBIA INS)/(Original Issue

                  Yield: 5.55%), 5/1/2013                                      AAA         540,660

                  --------------------------------------------------------
   500,000        Guilford County, NC, GO UT Bonds, 5.30% (Original Issue
                  Yield: 5.40%), 5/1/2010                                      AA+         539,380

                  --------------------------------------------------------
   500,000        Guilford County, NC, GO UT Bonds, 5.30%, 5/1/2009            AA+         540,410
                  --------------------------------------------------------
   500,000        Guilford County, NC, GO UT Bonds, 5.40% (Original Issue
                  Yield: 5.55%), 4/1/2009                                      AA+         531,780

                  --------------------------------------------------------

CCB NORTH CAROLINA MUNICIPAL SECURITIES FUND

--------------------------------------------------------------------------------


PRINCIPAL                                                                    CREDIT
  AMOUNT                                                                    RATING*       VALUE

----------        --------------------------------------------------------  --------   -----------
LONG-TERM MUNICIPALS--CONTINUED

--------------------------------------------------------------------------
                  NORTH CAROLINA--CONTINUED

                  --------------------------------------------------------
$  500,000        Guilford County, NC, GO UT, 5.40% (Original Issue Yield:
                  5.55%), 5/1/2012                                             AA+     $   537,885
                  --------------------------------------------------------
   575,000        High Point, NC, Revenue Bonds, 5.60% (Original Issue

                  Yield: 5.85%), 3/1/2014                                       AA         617,510

                  --------------------------------------------------------
   500,000        Iredell County, NC, Certificates of Participation, 5.50%

                  (FGIC INS)/(Original Issue Yield: 5.60%), 6/1/2001           AAA         522,115
                  --------------------------------------------------------
   350,000        Iredell County, NC, Certificates of Participation,
                  6.125% (FGIC INS)/(Original Issue Yield: 6.23%),

                  6/1/2007                                                     AAA         381,500

                  --------------------------------------------------------
   500,000        Johnston County, NC, GO UT, 5.00% (FGIC INS), 5/1/2010       AAA         528,090
                  --------------------------------------------------------
   500,000        Mecklenburg County, NC, GO UT Refunding Bonds, 5.90%

                  (Original Issue Yield: 6.05%), 3/1/2004                      AAA         536,505

                  --------------------------------------------------------
   350,000        Mecklenburg County, NC, GO UT Bonds, 5.50% (Original

                  Issue Yield: 5.60%), 4/1/2011                                AAA         378,273

                  --------------------------------------------------------
 1,250,000        Moore County, NC, GO UT Bonds, 4.90% (MBIA INS),
                  6/1/2013                                                     AAA       1,283,900

                  --------------------------------------------------------
   500,000        Mooresville, NC Grade School District Facilities Corp.,
                  Certificates of Participation, 6.30% (AMBAC

                  INS)/(Original Issue Yield: 6.348%), 10/1/2009               AAA         552,095

                  --------------------------------------------------------
   500,000        Morganton, NC, GO UT Revenue Bonds, 5.60% (FGIC INS),
                  6/1/2007                                                     AAA         547,920

                  --------------------------------------------------------
   500,000        Morganton, NC, Water & Sewer GO UT Revenue Bonds, 5.60%
                  (FGIC INS), 6/1/2008                                         AAA         546,540

                  --------------------------------------------------------
 1,000,000        New Hanover County, NC, (Project R-5) GO UT Bonds, 5.40%
                  (Original Issue Yield: 5.45%), 3/1/2009                      AA-       1,077,580

                  --------------------------------------------------------
   500,000        New Hanover County, NC, GO UT Bonds, 5.30% (Original
                  Issue Yield: 5.50%), 5/1/2014                                AA-         526,995

                  --------------------------------------------------------
   500,000        New Hanover County, NC, GO UT Bonds, 5.50% (Original
                  Issue Yield: 5.70%), 3/1/2012                                AA-         536,080

                  --------------------------------------------------------
   750,000        North Carolina Educational Facilities Finance Agency,

                  Revenue Bonds, 6.625% (Duke University), 10/1/2008           AA+         818,933
                  --------------------------------------------------------

CCB NORTH CAROLINA MUNICIPAL SECURITIES FUND

--------------------------------------------------------------------------------


PRINCIPAL                                                                    CREDIT
  AMOUNT                                                                    RATING*       VALUE

----------        --------------------------------------------------------  --------   -----------
LONG-TERM MUNICIPALS--CONTINUED

--------------------------------------------------------------------------
                  NORTH CAROLINA--CONTINUED

                  --------------------------------------------------------
$  200,000        North Carolina Medical Care Commission, Revenue Bonds,
                  5.95% (Presbyterian Health Services Corp)/(Original

                  Issue Yield: 6.00%), 10/1/2007                                AA     $   219,306
                  --------------------------------------------------------
   250,000        North Carolina Medical Care Commission, Revenue
                  Refunding Bonds, 5.00% (Duke University Health

                  Systems)/(Original Issue Yield: 5.15%), 6/1/2018              AA         248,308

                  --------------------------------------------------------
 1,850,000        North Carolina Municipal Power Agency No. 1, Revenue
                  Bonds, 10.50% (Catawba Electric)/(United States Treasury

                  COL), 1/1/2010                                               AAA       2,545,582

                  --------------------------------------------------------
   500,000        North Carolina Municipal Power Agency No. 1, Revenue
                  Refunding Bonds, 5.25% (Catawba Electric)/(AMBAC INS)/

                  (Original Issue Yield: 5.55%), 1/1/2008                      AAA         535,590

                  --------------------------------------------------------
   500,000        North Carolina Municipal Power Agency No. 1, Revenue
                  Refunding Bonds, 5.75% (Catawba Electric)/(AMBAC INS)/

                  (Original Issue Yield: 5.80%), 1/1/2002                      AAA         528,495

                  --------------------------------------------------------
 1,000,000        North Carolina State, GO UT, 4.75%, (Original Issue

                  Yield: 4.88%), 4/1/2013                                      AAA       1,019,250

                  --------------------------------------------------------
   500,000        North Carolina State, GO UT, 5.00%, 6/1/2004                 AAA         529,670
                  --------------------------------------------------------
   500,000        North Carolina State, GO UT, 5.10%, 3/1/2008                 AAA         537,735
                  --------------------------------------------------------
 1,000,000        Pitt County, NC, GO UT, 5.10% (Original Issue Yield:
                  5.20%) 2/1/2006                                              AA-       1,053,930
                  --------------------------------------------------------
   500,000        Randolph County, NC, GO UT Bonds, 6.20%, 5/1/2005             A+         546,150
                  --------------------------------------------------------
   750,000        Rocky Mountain, NC, GO UT Refunding Bonds, 5.00% (MBIA
                  INS), 2/1/2009                                               AAA         799,523

                  --------------------------------------------------------
   500,000        Rowan County, NC, GO UT Bonds, 5.60% (MBIA INS),
                  4/1/2009                                                     AAA         544,635

                  --------------------------------------------------------
   250,000        Stokes County, NC, GO UT Bonds, 4.90% (FGIC INS),
                  6/1/2012                                                     AAA         260,010

                  --------------------------------------------------------
 1,000,000        Surry County, NC, GO UT Refunding Bonds, 5.00% (FGIC
                  INS), 4/1/2010                                               AAA       1,063,620

                  --------------------------------------------------------

CCB NORTH CAROLINA MUNICIPAL SECURITIES FUND

--------------------------------------------------------------------------------


PRINCIPAL                                                                    CREDIT
  AMOUNT                                                                    RATING*       VALUE

----------        --------------------------------------------------------  --------   -----------
LONG-TERM MUNICIPALS--CONTINUED

--------------------------------------------------------------------------
                  NORTH CAROLINA--CONTINUED

                  --------------------------------------------------------
$1,000,000        Transylvania County, NC, GO UT Bonds, 4.75% (MBIA INS),
                  2/1/2011                                                     AAA     $ 1,026,480
                  --------------------------------------------------------
   500,000        Union County, NC, (Series B) GO UT, 5.20% (MBIA INS)/
                  (Original Issue Yield: 5.35%), 6/1/2012                      AAA         526,245

                  --------------------------------------------------------
   600,000        Wake County, NC Industrial Facilities & PCFA, Revenue
                  Bonds, 6.90% (Carolina Power & Light Co.)(Fuji Bank,

                  Ltd., Tokyo LOC), 4/1/2009                                     A         634,404

                  --------------------------------------------------------
   500,000        Winston-Salem, NC Water & Sewer System, Revenue Bonds,

                  4.80% (Original Issue Yield: 4.90%), 6/1/2013                AA+         507,650
                  --------------------------------------------------------
   500,000        Winston-Salem, NC, GO UT Bonds, 5.40% (Original Issue

                  Yield: 5.30%), 6/1/2009                                      AAA         541,315

                  --------------------------------------------------------
   500,000        Winston-Salem, NC, GO UT Bonds, 5.40% (Original Issue

                  Yield: 5.50%), 6/1/2011                                      AAA         536,930

                  --------------------------------------------------------             -----------
                  TOTAL MUNICIPAL SECURITIES (IDENTIFIED COST $38,421,871)              40,232,454
                  --------------------------------------------------------             -----------
MUTUAL FUNDS--1.7%

--------------------------------------------------------------------------
   716,525        Blackrock Municipal Money Market Fund                                    716,525
                  --------------------------------------------------------
     5,000        North Carolina Daily Municipal Fund                                        5,000
                  --------------------------------------------------------             -----------
                  TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)                                  721,525
                  --------------------------------------------------------             -----------
                  TOTAL INVESTMENTS (IDENTIFIED COST $39,143,396)(A)                   $40,953,979

                  --------------------------------------------------------             -----------

* Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings.

(a) The cost of investments for federal tax purposes amounts to $39,143,396. The net unrealized appreciation of investments on a federal tax basis amounts to $1,810,583 which is comprised of $1,812,276 appreciation and $1,693 depreciation at November 30, 1998.

Note: The categories of investments are shown as a percentage of net assets
      ($41,434,006) at November 30, 1998.

The following acronyms are used throughout this portfolio:


  AMBAC  -- American Municipal Bond Assurance Corporation
  COL    -- Collateralized
  FGIC   -- Financial Guaranty Insurance Company
  FSA    -- Financial Security Assurance
  GO     -- General Obligation
  INS    -- Insured
  LOC    -- Letter of Credit
  MBIA   -- Municipal Bond Investors Assurance
  PCFA   -- Pollution Control Finance Authority
  UT     -- Unlimited Tax

(See Notes which are an integral part of the Financial Statements)

CCB NORTH CAROLINA MUNICIPAL SECURITIES FUND
STATEMENT OF ASSETS AND LIABILITIES

NOVEMBER 30, 1998 (UNAUDITED)

--------------------------------------------------------------------------------



ASSETS:

----------------------------------------------------------------------
Total investments in securities, at value (identified and tax cost
$39,143,396)                                                             $40,953,979

----------------------------------------------------------------------
Cash                                                                             710

----------------------------------------------------------------------
Income receivable                                                            627,718

----------------------------------------------------------------------   -----------
     Total assets                                                         41,582,407

----------------------------------------------------------------------
LIABILITIES:

----------------------------------------------------------------------
Income distribution payable                                   $145,237

------------------------------------------------------------
Accrued expenses                                                 3,164

------------------------------------------------------------  --------
     Total liabilities                                                       148,401

----------------------------------------------------------------------   -----------
Net Assets for 3,758,243 shares outstanding                              $41,434,006
----------------------------------------------------------------------   -----------
NET ASSETS CONSIST OF:

----------------------------------------------------------------------
Paid in capital                                                          $39,256,753

----------------------------------------------------------------------
Net unrealized appreciation of investments                                 1,810,583

----------------------------------------------------------------------
Accumulated net realized gain on investments                                 366,670
----------------------------------------------------------------------   -----------
     Total Net Assets                                                    $41,434,006

----------------------------------------------------------------------   -----------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:

----------------------------------------------------------------------
Net Asset Value and Redemption Proceeds Per Share ($41,434,006 /
3,758,243 shares outstanding)                                                 $11.02
----------------------------------------------------------------------   -----------
Offering Price Per Share (100/95.50 of $11.02)*                               $11.54
----------------------------------------------------------------------   -----------

* See "What Shares Cost" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)

CCB NORTH CAROLINA MUNICIPAL SECURITIES FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED NOVEMBER 30, 1998 (UNAUDITED)

--------------------------------------------------------------------------------


INVESTMENT INCOME:

-----------------------------------------------------------------------
Interest                                                                  $  954,613
-----------------------------------------------------------------------
EXPENSES:

-----------------------------------------------------------------------
Investment advisory fee                                       $ 148,755
------------------------------------------------------------
Administrative personnel and services fee                        28,421

------------------------------------------------------------
Custodian fees                                                    5,052

------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses         20,802

------------------------------------------------------------
Directors'/Trustees' fees                                         2,058

------------------------------------------------------------
Auditing fees                                                     6,626

------------------------------------------------------------
Legal fees                                                          838

------------------------------------------------------------
Portfolio accounting fees                                        27,334

------------------------------------------------------------
Share registration costs                                          6,973

------------------------------------------------------------
Printing and postage                                              4,210

------------------------------------------------------------
Insurance premiums                                                1,203

------------------------------------------------------------
Miscellaneous                                                       268

------------------------------------------------------------  ---------
     Total expenses                                             252,540

------------------------------------------------------------  ---------
          Waiver of investment advisory fee                    (148,775)

------------------------------------------------------------  ---------
               Net expenses                                                  103,765

-----------------------------------------------------------------------   ----------
               Net investment income                                         850,848

-----------------------------------------------------------------------   ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

-----------------------------------------------------------------------
Net realized gain on investments                                             124,495

-----------------------------------------------------------------------
Net change in unrealized appreciation of investments                         390,903
-----------------------------------------------------------------------   ----------
     Net realized and unrealized gain on investments                         515,398
-----------------------------------------------------------------------   ----------
          Change in net assets resulting from operations                  $1,366,246
-----------------------------------------------------------------------   ----------

(See Notes which are an integral part of the Financial Statements)

CCB NORTH CAROLINA MUNICIPAL SECURITIES FUND
STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------


                                                                SIX MONTHS

                                                                  ENDED
                                                               (UNAUDITED)    YEAR ENDED
                                                               NOVEMBER 30,    MAY 31,

                                                                   1998          1998
                                                               ------------   ----------
INCREASE (DECREASE) IN NET ASSETS:

------------------------------------------------------------
OPERATIONS--

------------------------------------------------------------
Net investment income                                           $  850,848    $1,656,571
------------------------------------------------------------
Net realized gain (loss) on investments ($124,495 and
$562,076 net gains, respectively, as computed for federal

tax purposes)                                                      124,495       562,076
------------------------------------------------------------
Net change in unrealized appreciation/depreciation                 390,903       543,069
------------------------------------------------------------   -----------     ---------
     Change in net assets resulting from operations              1,366,246     2,761,716
------------------------------------------------------------   -----------     ---------
DISTRIBUTIONS TO SHAREHOLDERS--

------------------------------------------------------------
Distributions from net investment income                          (850,848)   (1,656,571)
------------------------------------------------------------   -----------     ---------
SHARE TRANSACTIONS--

------------------------------------------------------------
Proceeds from sale of shares                                     7,500,065     5,401,737
------------------------------------------------------------
Net asset value of shares issued to shareholders in payment

of distributions declared                                           64,454       169,069
------------------------------------------------------------
Cost of shares redeemed                                         (2,658,604)   (6,554,865)
------------------------------------------------------------   -----------     ---------
     Change in net assets resulting from share transactions      4,905,915      (984,059)
------------------------------------------------------------   -----------     ---------
          Change in net assets                                   5,421,313       121,086
------------------------------------------------------------
NET ASSETS:

------------------------------------------------------------
Beginning of period                                             36,012,693    35,891,607
------------------------------------------------------------   -----------     ---------
End of period                                                   $41,434,006   $36,012,693
------------------------------------------------------------   -----------     ---------

(See Notes which are an integral part of the Financial Statements)

CCB NORTH CAROLINA MUNICIPAL SECURITIES FUND
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                       SIX MONTHS

                                         ENDED

                                      (UNAUDITED)                   YEAR ENDED MAY 31,
                                      NOVEMBER 30,    -----------------------------------------------

                                          1998         1998      1997      1996      1995      1994
                                          ----        ------    ------    ------    ------    -------
NET ASSET VALUE, BEGINNING OF PERIOD     $10.89       $10.57    $10.34    $10.44    $10.17    $10.36

------------------------------------
INCOME FROM INVESTMENT OPERATIONS

------------------------------------
  Net investment income                    0.24         0.45      0.49      0.49      0.48      0.47
------------------------------------
  Net realized and unrealized gain

  (loss) on investments                    0.13         0.32      0.23     (0.10)     0.27     (0.18)
------------------------------------  ---------       ------    ------    ------    ------    -------
Total from investment operations           0.37         0.77      0.72      0.39      0.75      0.29
------------------------------------  ---------       ------    ------    ------    ------    -------
LESS DISTRIBUTIONS

------------------------------------
  Distributions from net investment

  income                                  (0.24)       (0.45)    (0.49)    (0.49)    (0.48)    (0.47)
------------------------------------
  Distributions from net realized

  gain on investments                        --           --        --        --        --     (0.01)
------------------------------------  ---------       ------    ------    ------    ------    -------
Total distributions                       (0.24)       (0.45)    (0.49)    (0.49)    (0.48)    (0.48)
------------------------------------  ---------       ------    ------    ------    ------    -------
NET ASSET VALUE, END OF PERIOD           $11.02       $10.89    $10.57    $10.34    $10.44    $10.17
------------------------------------  ---------       ------    ------    ------    ------    -------
TOTAL RETURN(A)                            3.38%        7.77%     7.13%     3.72%     7.71%     2.68%
------------------------------------
RATIOS TO AVERAGE NET ASSETS

------------------------------------
  Expenses                                 0.52%*       0.51%     0.63%     0.52%     0.57%     0.69%
------------------------------------
  Net investment income                    4.29%*       4.50%     4.60%     4.73%     4.82%     4.42%
------------------------------------
  Expense waiver/reimbursement(b)          0.75%*       0.75%     0.75%     0.75%     0.75%     0.75%
------------------------------------
SUPPLEMENTAL DATA

------------------------------------
  Net assets, end of period (000

  omitted)                              $41,434      $36,013   $35,892   $36,872   $39,803   $45,864
------------------------------------
  Portfolio turnover                          9%          41%       30%       61%       47%       24%
------------------------------------

* Computed on an annualized basis.

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

CCB NORTH CAROLINA MUNICIPAL SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS

NOVEMBER 30, 1998 (UNAUDITED)

--------------------------------------------------------------------------------

(1) ORGANIZATION

CCB Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of CCB North Carolina Municipal Securities Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide income which is exempt from federal regular income tax and North Carolina state income tax.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the

CCB NORTH CAROLINA MUNICIPAL SECURITIES FUND

--------------------------------------------------------------------------------

     amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:


                                                                SIX MONTHS
                                                                   ENDED         YEAR ENDED

                                                               NOVEMBER 30,       MAY 31,
                                                                   1998             1998

------------------------------------------------------------  ---------------    ----------
Shares sold                                                        688,741         501,030

------------------------------------------------------------
Shares issued to shareholders in payment of distributions

  declared                                                           5,874          15,643
------------------------------------------------------------
Shares redeemed                                                   (243,595)       (605,325)
------------------------------------------------------------  ------------       ----------
  Net change resulting from share transactions                     451,020         (88,652)
------------------------------------------------------------  ------------       ----------

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Central Carolina Bank and Trust Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. The fee paid to FAS is based on the level of average aggregate net assets of the Trust for the period.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with FAS, the Fund will pay FAS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FAS is used to finance certain services for shareholders and to maintain shareholder accounts. The Fund did not pay or accrue shareholder services expenses during the period ended November 30, 1998.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

CCB NORTH CAROLINA MUNICIPAL SECURITIES FUND

--------------------------------------------------------------------------------

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) YEAR 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

(6) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended November 30, 1998, were as follows:



------------------------------------------------------------
Purchases                                                     $8,693,799

------------------------------------------------------------  ----------
Sales                                                         $3,422,325

------------------------------------------------------------  ----------

(7) CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at November 30, 1998, 52.0% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 20.2% of total investments.


TRUSTEES                                                 OFFICERS

------------------------------------------------------------------------------------------------------
John F. Donahue                                          John F. Donahue
Thomas G. Bigley                                         Chairman
John T. Conroy, Jr.                                      Edward C. Gonzales
William J. Copeland                                      President and Treasurer
James E. Dowd                                            J. Christopher Donahue
Lawrence D. Ellis, M.D.                                  Executive Vice President
Edward L. Flaherty, Jr.                                  John W. McGonigle
Edward C. Gonzales                                       Executive Vice President and Secretary
Peter E. Madden                                          Richard B. Fisher
John E. Murray, Jr.                                      Vice President
Wesley W. Posvar                                         Joseph S. Machi
Marjorie P. Smuts                                        Vice President and Assistant Treasurer

                                                         C. Grant Anderson
                                                         Assistant Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

                                                             CCB FUNDS LOGO

                                                         Central Carolina Bank

                                                                  CCB

                                                                Bond Fund

                                                            Semi-Annual Report

                                                            November 30, 1998

Federated Securities Corp. is the distributor of the fund.

Cusip 12500E208

2122402 (1/99)                        Recycled Paper Logo

PRESIDENT'S MESSAGE

--------------------------------------------------------------------------------

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for CCB Bond Fund. This report covers the first half of the fund's fiscal year, which is the six-month period from June 1, 1998 through November 30, 1998.

Inside, you will find complete information about the fund's operation during that period, including an investment review by the fund's portfolio manager, a list of the fund's quality bond holdings, and the financial statements.

To help your investment earn income, CCB Bond Fund invests primarily in U.S. government bonds and corporate bonds rated A or better by a nationally recognized rating agency. At the end of the report period, the fund's portfolio was primarily composed of government obligations (74.5%), followed by corporate bonds (23.3%). The remaining assets were invested in a money market fund (1.5%) and a U.S. Treasury Note (0.3%).

During the six-month period, CCB Bond Fund's high-quality portfolio produced a total return of 3.89% through income totaling $0.31 per share, and an $0.08 increase in net asset value.* The fund's net assets totaled $85 million at the end of the period.

Thank you for helping your money pursue income through the diversification, professional management and convenience of CCB Bond Fund. We'll continue to update you on your fund's progress.

Sincerely,

/s/ Edward C. Gonzales
Edward C. Gonzales
President
January 15, 1999

 * Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for the period adjusted for the fund's sales charge was (0.78%).

INVESTMENT REVIEW

--------------------------------------------------------------------------------

Interest rates continued to fall during the six month period ended November 30, 1998. Intermediate treasuries were especially strong. It should be pointed out that treasuries performed considerably better than almost all of the various bond sectors including government agencies. As large amounts of capital flowed into the United States from Asia, our treasury market was the vehicle of choice.

The non-annualized total return for the fund was 3.89% for the six month period.* The average maturity on the fund is approximately 4.10 years and the average bond rating is AA+. As of November 30, 1998, the 7-day distribution rate at net asset value was 6.21%. We feel the Fund represents good value at these levels. As of November 30, 1998, the 30-day SEC yield based on offering price was 5.83%.

Going forward into 1999 we will look to extend maturities where we can do so advantageously.

 * Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for the period adjusted for the fund's sales charge was (0.78%). The 7-day distribution rate based on offering price was 5.94%.

CCB BOND FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1998 (UNAUDITED)

--------------------------------------------------------------------------------


 PRINCIPAL

  AMOUNT                                                                            VALUE

-----------        ------------------------------------------------------------  -----------
CORPORATE BONDS--23.3%

-------------------------------------------------------------------------------
                   ASSET-BACKED SECURITIES--0.6%

                   ------------------------------------------------------------
$   500,000        Discover Card Trust, 6.25%, Series 1996-3B, 8/18/2008         $   511,895
                   ------------------------------------------------------------  -----------
                   COMMERCIAL SERVICES--0.6%

                   ------------------------------------------------------------
    500,000        Olsten Corp., 7.00%, 3/15/2006                                    495,440
                   ------------------------------------------------------------  -----------
                   CONSUMER PRODUCTS--2.5%

                   ------------------------------------------------------------
  1,000,000        Philip Morris Cos., Inc., 7.125%, 8/15/2002                     1,046,730
                   ------------------------------------------------------------
  1,000,000        Philip Morris Cos., Inc., 9.00%, 1/1/2001                       1,065,530
                   ------------------------------------------------------------  -----------
                   Total                                                           2,112,260

                   ------------------------------------------------------------  -----------
                   FINANCE-INSURANCE--3.9%

                   ------------------------------------------------------------
    500,000        CIGNA Corp., 7.40%, 1/15/2003                                     522,090
                   ------------------------------------------------------------
  1,000,000        Continental Corp., 7.25%, 3/1/2003                              1,044,080
                   ------------------------------------------------------------
  1,500,000        Ford Motor Credit Corp., 5.375%, 10/15/2002                     1,497,405
                   ------------------------------------------------------------
    250,000        Ford Motor Credit Corp., 7.50%, 4/25/2011                         263,178
                   ------------------------------------------------------------  -----------
                   Total                                                           3,326,753

                   ------------------------------------------------------------  -----------
                   FINANCIAL SECURITIES--9.9%

                   ------------------------------------------------------------
  1,000,000        Chase Manhattan Corp., 6.375%, 2/15/2008                        1,039,860
                   ------------------------------------------------------------
  1,000,000        Donaldson, Lufkin and Jenrette Securities Corp., 6.50%,
                   6/1/2008                                                          999,490
                   ------------------------------------------------------------
  1,000,000        J.P. Morgan & Co., Inc., 6.70%, 11/1/2007                       1,053,600
                   ------------------------------------------------------------
  1,000,000        Merrill Lynch & Co., Inc., 7.20%, MTN, 10/15/2012               1,045,880
                   ------------------------------------------------------------
  1,000,000        Merrill Lynch & Co., Inc., 7.19%, Series MTN, 8/7/2012          1,058,230
                   ------------------------------------------------------------
  1,000,000        PaineWebber Group, Inc., 6.55%, 4/15/2008                       1,003,500
                   ------------------------------------------------------------
  2,000,000        Salomon Smith Barney Holdings, Inc., 7.375%, 5/15/2007          2,150,540
                   ------------------------------------------------------------  -----------
                   Total                                                           8,351,100

                   ------------------------------------------------------------  -----------
                   MULTI-INDUSTRY--1.0%

                   ------------------------------------------------------------
    750,000        Loews Corp., 8.875%, 4/15/2011                                    884,633
                   ------------------------------------------------------------  -----------

CCB BOND FUND

--------------------------------------------------------------------------------


 PRINCIPAL

  AMOUNT                                                                            VALUE

-----------        ------------------------------------------------------------  -----------
CORPORATE BONDS--CONTINUED

-------------------------------------------------------------------------------
                   PROCESS INDUSTRIES--1.0%

                   ------------------------------------------------------------
$   750,000        Westvaco Corp., 7.75%, 2/15/2023                              $   831,135
                   ------------------------------------------------------------  -----------
                   UTILITIES--3.8%

                   ------------------------------------------------------------
  1,000,000        Gulf States Utilities Co., 6.77%, 8/1/2005                      1,048,470
                   ------------------------------------------------------------
  1,000,000        Pacific Gas & Electric Co., MTN, 7.75%, 6/30/2004               1,101,520
                   ------------------------------------------------------------
  1,000,000        West Penn Power Co., 7.875%, 12/1/2004                          1,024,680
                   ------------------------------------------------------------  -----------
                   Total                                                           3,174,670

                   ------------------------------------------------------------  -----------
                   TOTAL CORPORATE BONDS (IDENTIFIED COST $19,300,051)            19,687,886
                   ------------------------------------------------------------  -----------
GOVERNMENT OBLIGATIONS--74.5%

-------------------------------------------------------------------------------
                   FARM CREDIT SYSTEM FINANCIAL ASSISTANCE CORP.--3.1%

                   ------------------------------------------------------------
  2,000,000        5.875%, 1/21/2005                                               2,039,120
                   ------------------------------------------------------------
    500,000        9.20%, 9/27/2005                                                  533,870
                   ------------------------------------------------------------  -----------
                   Total                                                           2,572,990

                   ------------------------------------------------------------  -----------
                   FEDERAL HOME LOAN BANK--20.0%

                   ------------------------------------------------------------
  1,250,000        4.914%, Structured Note, 12/2/1998                              1,250,000
                   ------------------------------------------------------------
    500,000        5.05%, Structured Note, 3/29/2000                                 504,310
                   ------------------------------------------------------------
  1,000,000        4.975%, Structured Note, 2/23/1999                              1,001,130
                   ------------------------------------------------------------
  2,000,000        6.06%, 4/27/2004                                                2,008,320
                   ------------------------------------------------------------
  1,000,000        6.10%, 4/7/2003                                                 1,012,380
                   ------------------------------------------------------------
  1,000,000        6.105%, 4/17/2003                                               1,012,790
                   ------------------------------------------------------------
  1,000,000        5.30%, 11/17/2003                                                 996,620
                   ------------------------------------------------------------
  1,000,000        6.11%, 5/15/2003                                                1,013,510
                   ------------------------------------------------------------
  1,000,000        6.00%, 7/7/2004                                                 1,009,970
                   ------------------------------------------------------------

CCB BOND FUND

--------------------------------------------------------------------------------


 PRINCIPAL

  AMOUNT                                                                            VALUE

-----------        ------------------------------------------------------------  -----------
GOVERNMENT OBLIGATIONS--CONTINUED

-------------------------------------------------------------------------------
                   FEDERAL HOME LOAN BANK--CONTINUED

                   ------------------------------------------------------------
$ 1,000,000        6.14%, 5/11/2005                                              $ 1,015,530
                   ------------------------------------------------------------
  2,000,000        6.23%, 6/1/2005                                                 2,034,060
                   ------------------------------------------------------------
  3,000,000        6.25%, 5/19/2004                                                3,041,910
                   ------------------------------------------------------------
  1,000,000        7.00%, 12/15/2009                                               1,015,180
                   ------------------------------------------------------------  -----------
                   Total                                                          16,915,710

                   ------------------------------------------------------------  -----------
                   FEDERAL HOME LOAN MORTGAGE CORPORATION--22.8%

                   ------------------------------------------------------------
  3,000,000        5.00%, Structured Note, 3/10/2000                               3,021,660
                   ------------------------------------------------------------
  2,500,000        6.35%, 7/17/2008                                                2,537,200
                   ------------------------------------------------------------
    935,035        8.00%, Series 1033G, 1/15/2006                                    964,854
                   ------------------------------------------------------------
  4,000,000        8.00%, Series 1171G, 11/15/2006                                 4,155,960
                   ------------------------------------------------------------
  1,000,000        7.00%, Series 1187H, 12/15/2006                                 1,020,000
                   ------------------------------------------------------------
  1,333,000        7.00%, Series 1228H, 2/15/2022                                  1,383,427
                   ------------------------------------------------------------
    400,000        7.00%, Series 1324VE, 8/15/2008                                   408,452
                   ------------------------------------------------------------
  1,000,000        7.00%, Series 1341K, 8/15/2007                                  1,022,510
                   ------------------------------------------------------------
     49,863        6.50%, REMIC, Series 1422, 2/15/2007                               49,790
                   ------------------------------------------------------------
    176,459        6.50%, Series 1452C, 12/15/2007                                   176,340
                   ------------------------------------------------------------
  1,470,000        7.00%, Series 1468M, 1/15/2010                                  1,521,068
                   ------------------------------------------------------------
  1,000,000        7.00%, Series 1477ID, 11/15/2009                                1,036,580
                   ------------------------------------------------------------
  1,000,000        6.85%, Series 1808VB, 10/15/2010                                  997,771
                   ------------------------------------------------------------
  1,000,000        6.50%, Series 24VB, 7/25/2010                                   1,013,680
                   ------------------------------------------------------------  -----------
                   Total                                                          19,309,292

                   ------------------------------------------------------------  -----------
                   FEDERAL NATIONAL MORTGAGE ASSOCIATION--27.2%

                   ------------------------------------------------------------
  1,500,000        Principal STRIPS, 7.10%, 4/12/2006 (Callable 4/12/1999 @
                   100)                                                            1,474,650
                   ------------------------------------------------------------
  1,500,000        Federal National Mortgage Association, MTN, Series B, 0%,
                   7/9/2012                                                          519,660
                   ------------------------------------------------------------
    752,052        8.00%, REMIC, Series 1991150G, 11/25/2006                         781,389
                   ------------------------------------------------------------
  1,000,000        7.00%, REMIC, Series 1992124D, 4/25/2010                        1,027,760
                   ------------------------------------------------------------

CCB BOND FUND

--------------------------------------------------------------------------------


 PRINCIPAL
  AMOUNT

 OR SHARES                                                                          VALUE

-----------        ------------------------------------------------------------  -----------
GOVERNMENT OBLIGATIONS--CONTINUED

-------------------------------------------------------------------------------
                   FEDERAL NATIONAL MORTGAGE ASSOCIATION--CONTINUED

                   ------------------------------------------------------------
$ 1,000,000        7.25%, REMIC, Series 199250J, 12/25/2006                      $ 1,021,510
                   ------------------------------------------------------------
  1,000,000        7.00%, REMIC, Series 199253G, 4/25/2007                         1,018,000
                   ------------------------------------------------------------
  1,000,000        7.00%, REMIC, Series 199270H, 4/25/2006                         1,003,780
                   ------------------------------------------------------------
  2,000,000        7.00%, REMIC, Series 1993139KD, 7/25/2006                       2,031,316
                   ------------------------------------------------------------
  1,500,000        6.50%, REMIC, Series 1993181O, 9/25/2008                        1,499,955
                   ------------------------------------------------------------
  1,000,000        6.75%, REMIC, Series 199333H, 9/25/2008                         1,039,890
                   ------------------------------------------------------------
  1,000,000        7.50%, REMIC, Series 199336J, 5/25/2006                         1,036,870
                   ------------------------------------------------------------
    996,078        6.00%, REMIC, Series 199376B, 6/25/2008                           992,582
                   ------------------------------------------------------------
  2,500,000        6.50%, REMIC, Series 199427CB, 9/25/2008                        2,529,308
                   ------------------------------------------------------------
  1,000,000        7.00%, REMIC, Series 199479G, 11/25/2004                        1,022,300
                   ------------------------------------------------------------
  1,000,000        6.50%, REMIC, Series 199668VC, 9/18/2010                        1,025,349
                   ------------------------------------------------------------
  1,500,000        6.50%, REMIC, Series 199726AC, 3/25/2012                        1,505,475
                   ------------------------------------------------------------
  2,500,000        6.50%, REMIC, Series 199767PL, 10/18/2012                       2,511,736
                   ------------------------------------------------------------
  1,000,000        7.00%, REMIC, Series G9331H, 2/25/2013                          1,022,020
                   ------------------------------------------------------------  -----------
                   Total                                                          23,063,550

                   ------------------------------------------------------------  -----------
                   MORTGAGE BACKED SECURITIES--1.4%

                   ------------------------------------------------------------
  1,250,000        CMC Securities Corp. III Series 1994-C, Class A14, 4.39%,
                   3/25/2024                                                       1,206,943
                   ------------------------------------------------------------  -----------
                   TOTAL GOVERNMENT OBLIGATIONS (IDENTIFIED COST $61,800,858)     63,068,485

                   ------------------------------------------------------------  -----------
U.S. TREASURY SECURITIES--0.3%

-------------------------------------------------------------------------------
                   UNITED STATES TREASURY NOTE--0.3%

                   ------------------------------------------------------------
    250,000        5.75%, 8/15/2003 (IDENTIFIED COST $239,336)                       261,545
                   ------------------------------------------------------------  -----------
MUTUAL FUND--1.5%

-------------------------------------------------------------------------------
  1,265,022        Goldman Sachs Government Income Fund (AT NET ASSET VALUE)       1,265,022
                   ------------------------------------------------------------  -----------
                   TOTAL INVESTMENTS (IDENTIFIED COST $82,605,267)(A)            $84,282,938

                   ------------------------------------------------------------  -----------

CCB BOND FUND

--------------------------------------------------------------------------------

(a) The cost of investments for federal tax purposes amounts to $82,605,267. The net unrealized appreciation of investments on a federal tax basis amounts to $1,677,671 which is comprised of $1,901,667 appreciation and $223,996 depreciation at November 30, 1998.

Note: The categories of investments are shown as a percentage of net assets
      ($84,688,653) at November 30, 1998.

The following abbreviations are used in this portfolio:


  MTN     -- Medium Term Note

  REMIC   -- Real Estate Mortgage Investment Conduit

  STRIPS  -- Separate Trading of Registered Interest and Principal Securities

(See Notes which are an integral part of the Financial Statements)

CCB BOND FUND

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1998 (UNAUDITED)

--------------------------------------------------------------------------------



ASSETS:

------------------------------------------------------------------------
Total investments in securities, at value (identified and tax cost
$82,605,267)                                                               $84,282,938

------------------------------------------------------------------------
Cash                                                                             1,118

------------------------------------------------------------------------
Income receivable                                                              862,629

------------------------------------------------------------------------   -----------
     Total assets                                                           85,146,685

------------------------------------------------------------------------
LIABILITIES:

------------------------------------------------------------------------
Income distribution payable                                   $  430,673
------------------------------------------------------------
Accrued expenses                                                  27,359

------------------------------------------------------------  ----------
     Total liabilities                                                         458,032

------------------------------------------------------------------------   -----------
Net Assets for 8,239,908 shares outstanding                                $84,688,653
------------------------------------------------------------------------   -----------
NET ASSETS CONSIST OF:

------------------------------------------------------------------------
Paid in capital                                                            $86,068,290

------------------------------------------------------------------------
Net unrealized appreciation of investments                                   1,677,671

------------------------------------------------------------------------
Accumulated net realized loss on investments                                (3,240,332)
------------------------------------------------------------------------
Undistributed net investment income                                            183,024

------------------------------------------------------------------------   -----------
     Total Net Assets                                                      $84,688,653

------------------------------------------------------------------------   -----------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:

------------------------------------------------------------------------
Net Asset Value and Redemption Proceeds Per Share ($84,688,653 /

  8,239,908 shares outstanding)                                                 $10.28
------------------------------------------------------------------------   -----------
Offering Price Per Share (100/95.50 of $10.28)*                                 $10.76
------------------------------------------------------------------------   -----------

* See "What Shares Cost" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)

CCB BOND FUND
STATEMENT OF OPERATIONS

SIX MONTHS ENDED NOVEMBER 30, 1998 (UNAUDITED)

--------------------------------------------------------------------------------


INVESTMENT INCOME:

-----------------------------------------------------------------------
Interest                                                                  $2,737,828

-----------------------------------------------------------------------
EXPENSES:

-----------------------------------------------------------------------
Investment advisory fee                                       $ 320,115
------------------------------------------------------------
Administrative personnel and services fee                        61,149

------------------------------------------------------------
Custodian fees                                                   10,255

------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses         23,010

------------------------------------------------------------
Directors'/Trustees' fees                                           472

------------------------------------------------------------
Auditing fees                                                     7,385

------------------------------------------------------------
Legal fees                                                          791

------------------------------------------------------------
Portfolio accounting fees                                        24,890

------------------------------------------------------------
Share registration costs                                          7,725

------------------------------------------------------------
Printing and postage                                              2,359

------------------------------------------------------------
Insurance premiums                                                1,071

------------------------------------------------------------
Miscellaneous                                                     1,111

------------------------------------------------------------  ---------
     Total expenses                                             460,333

------------------------------------------------------------
Waiver--

------------------------------------------------------------
  Waiver of investment advisory fee                            (320,115)

------------------------------------------------------------  ---------
     Net expenses                                                            140,218

-----------------------------------------------------------------------   ----------
          Net investment income                                            2,597,610

-----------------------------------------------------------------------   ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

-----------------------------------------------------------------------
Net realized gain on investments                                             475,436

-----------------------------------------------------------------------
Net change in unrealized appreciation of investments                         112,312
-----------------------------------------------------------------------   ----------
     Net realized and unrealized gain on investments                         587,748
-----------------------------------------------------------------------   ----------
          Change in net assets resulting from operations                  $3,185,358
-----------------------------------------------------------------------   ----------

(See Notes which are an integral part of the Financial Statements)

CCB BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------


                                                                SIX MONTHS

                                                                  ENDED
                                                               (UNAUDITED)    YEAR ENDED
                                                               NOVEMBER 30,     MAY 31,

                                                                   1998          1998
                                                               ------------   -----------
INCREASE (DECREASE) IN NET ASSETS:

------------------------------------------------------------
OPERATIONS--

------------------------------------------------------------
Net investment income                                           $2,597,610    $ 5,544,410
------------------------------------------------------------
Net realized gain (loss) on investments ($475,436 and
$277,835, net gains, respectively, as computed for federal

tax purposes)                                                      475,436        331,506
------------------------------------------------------------
Net change in unrealized appreciation                              112,312      1,919,242
------------------------------------------------------------   -----------    -----------
     Change in net assets resulting from operations              3,185,358      7,795,158
------------------------------------------------------------   -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS--

------------------------------------------------------------
Distributions from net investment income                        (2,597,610)    (5,361,386)
------------------------------------------------------------   -----------    -----------
SHARE TRANSACTIONS--

------------------------------------------------------------
Proceeds from sale of shares                                     7,020,873     11,759,299
------------------------------------------------------------
Net asset value of shares issued to shareholders in payment

of distributions declared                                          313,566        261,237
------------------------------------------------------------
Cost of shares redeemed                                         (7,869,791)   (15,569,669)
------------------------------------------------------------   -----------    -----------
     Change in net assets resulting from share transactions       (535,352)    (3,549,133)
------------------------------------------------------------   -----------    -----------
          Change in net assets                                      52,396     (1,115,361)
------------------------------------------------------------
NET ASSETS:

------------------------------------------------------------
Beginning of period                                             84,636,257     85,751,618
------------------------------------------------------------   -----------    -----------
End of period (including undistributed net investment income

of $183,024 and $183,024, respectively)                         $84,688,653   $84,636,257
------------------------------------------------------------   -----------    -----------

(See Notes which are an integral part of the Financial Statements)

CCB BOND FUND
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                  SIX MONTHS

                                    ENDED

                                 (UNAUDITED)                   YEAR ENDED MAY 31,
                                 NOVEMBER 30,    -----------------------------------------------

                                     1998         1998      1997      1996      1995      1994
                                 ------------    ------    ------    ------    ------    -------
NET ASSET VALUE, BEGINNING OF
PERIOD                              $10.20       $ 9.92    $ 9.78    $10.00    $ 9.63    $10.13

-------------------------------
INCOME FROM INVESTMENT

OPERATIONS

-------------------------------
  Net investment income               0.31         0.66      0.66      0.66      0.66      0.63
-------------------------------
  Net realized and unrealized

  gain (loss) on investments          0.08         0.26      0.14     (0.22)     0.37     (0.50)
-------------------------------  ---------       ------    ------    ------    ------    -------
  Total from investment

  operations                          0.39         0.92      0.80      0.44      1.03      0.13
-------------------------------  ---------       ------    ------    ------    ------    -------
LESS DISTRIBUTIONS

-------------------------------
  Distributions from net

  investment income                  (0.31)       (0.64)    (0.66)    (0.66)    (0.66)    (0.63)
-------------------------------  ---------       ------    ------    ------    ------    -------
NET ASSET VALUE, END OF PERIOD      $10.28       $10.20    $ 9.92    $ 9.78    $10.00    $ 9.63
-------------------------------  ---------       ------    ------    ------    ------    -------
TOTAL RETURN(A)                       3.89%        9.52%     8.37%     4.41%    11.32%     1.21%
-------------------------------
RATIOS TO AVERAGE NET ASSETS

-------------------------------
  Expenses                            0.33%*       0.31%     0.37%     0.32%     0.34%     0.50%
-------------------------------
  Net investment income               6.09%*       6.55%     6.51%     6.65%     6.98%     6.32%
-------------------------------
  Expense waiver/

  reimbursement(b)                    0.75%*       0.75%     0.75%     0.75%     0.75%     0.75%
-------------------------------
SUPPLEMENTAL DATA

-------------------------------
  Net assets, end of period

  (000 omitted)                    $84,689      $84,636   $85,752   $87,883   $87,115   $97,823
-------------------------------
  Portfolio turnover                    15%          43%       11%       32%       37%       76%
-------------------------------

* Computed on an annualized basis.

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

CCB BOND FUND
NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 1998 (UNAUDITED)

--------------------------------------------------------------------------------

(1) ORGANIZATION

CCB Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of CCB Bond Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to achieve income.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--U.S. government securities, listed corporate bonds, (other fixed income and asset-backed securities), and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     At May 31, 1998, the Fund, for federal tax purposes, had a capital loss carryforward of $3,721,652, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:


EXPIRATION YEAR       EXPIRATION AMOUNT

---------------       -----------------
      2003               $2,534,586
      2004               $1,187,066

CCB BOND FUND

--------------------------------------------------------------------------------

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:


                                                                SIX MONTHS
                                                                   ENDED         YEAR ENDED

                                                               NOVEMBER 30,       MAY 31,
                                                                   1998             1998

------------------------------------------------------------  ---------------    ----------
Shares sold                                                        684,090        1,160,087

------------------------------------------------------------
Shares issued to shareholders in payment of distributions

  declared                                                          30,440           25,735
------------------------------------------------------------
Shares redeemed                                                   (769,013)      (1,539,772)
------------------------------------------------------------  ------------       ----------
  Net change resulting from share transactions                     (54,483)        (353,950)
------------------------------------------------------------  ------------       ----------

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Central Carolina Bank and Trust Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. The fee paid to FAS is based on the level of average aggregate net assets of the Trust for the period.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with FAS, the Fund will pay FAS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to

CCB BOND FUND

--------------------------------------------------------------------------------

FAS is used to finance certain services for shareholders and to maintain shareholder accounts. The Fund did not pay or accrue shareholder services expenses during the period ended November 30, 1998.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) YEAR 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

(6) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended November 30, 1998, were as follows:



------------------------------------------------------------
Purchases                                                     $12,371,107

------------------------------------------------------------  -----------
Sales                                                         $13,719,299

------------------------------------------------------------  -----------


TRUSTEES                                                 OFFICERS

------------------------------------------------------------------------------------------------------
John F. Donahue                                          John F. Donahue
Thomas G. Bigley                                         Chairman
John T. Conroy, Jr.                                      Edward C. Gonzales
William J. Copeland                                      President and Treasurer
James E. Dowd                                            J. Christopher Donahue
Lawrence D. Ellis, M.D.                                  Executive Vice President
Edward L. Flaherty, Jr.                                  John W. McGonigle
Edward C. Gonzales                                       Executive Vice President and Secretary
Peter E. Madden                                          Richard B. Fisher
John E. Murray, Jr.                                      Vice President
Wesley W. Posvar                                         Joseph S. Machi
Marjorie P. Smuts                                        Vice President and Assistant Treasurer

                                                         C. Grant Anderson
                                                         Assistant Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

                                                             CCB FUNDS LOGO

                                                         Central Carolina Bank

                                                                   CCB

                                                               Equity Fund

                                                            Semi-Annual Report

                                                            November 30, 1998

Federated Securities Corp. is the distributor of the fund.

Cusip 12500E307

G00926-01 (1/99)                       Recycled Paper Logo

PRESIDENT'S MESSAGE

--------------------------------------------------------------------------------

Dear Shareholder:

I am pleased to present the Semi-Annual Report for CCB Equity Fund. This report covers the first half of the fund's fiscal year, which is the six-month period from June 1, 1998 through November 30, 1998.

This report contains complete information that includes an investment review by the fund's portfolio manager, a complete list of the fund's stock holdings, and the financial statements.

To help your money grow in value over the long term, this fund invests in a diversified portfolio of high-quality stocks. As you can see from the list of holdings, many of these stocks are issued by industry leaders whose products and services you use every day. Portfolio holdings at the end of the period included such well-respected names as American Express, Compaq, Disney, DuPont, General Electric, Intel, Mattel, Merck, Wal-Mart, and Xerox.

The six-month period saw an extremely volatile yet favorable environment for stocks, in which CCB Equity Fund delivered a strong total return of 7.65%.* Contributing to the total return were income dividends totaling $0.05 per share and a $1.49 increase in net asset value. The fund's net assets continued to grow, reaching $231.7 million at the end of the period.

Thank you for participating in the long-term growth opportunities of stocks through the diversification, professional management and convenience of CCB Equity Fund. We hope you are pleased with your investment progress.

Sincerely,

/s/ Edward C. Gonzales
Edward C. Gonzales
President
January 15, 1999

* Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for the period adjusted for the fund's sales charge was 2.82%.

INVESTMENT REVIEW

--------------------------------------------------------------------------------

The recent period has been marked by a substantial increase in the volatility of global capital markets. During the first six months of the year, steady but moderate economic growth, stable corporate profits and a generally favorable interest-rate environment propelled share prices higher. However, in late summer the markets turned down sharply, precipitated by the Russian currency devaluation and subsequent debt crisis. Investors' confidence was restored somewhat after three successive interest rate cuts by the Federal Reserve.

We are pleased with your Fund's performance during this period of heightened uncertainty. CCB Equity Fund returned 7.65% on net asset value for the six month period ended November 30, 1998.* The average growth and income fund posted a return of 0.22% for the same period, as reported by Lipper Analytical Services, Inc., a mutual fund rating company.** A number of the Fund's larger holdings posted strong gains during the period, including technology holdings EMC Corp., Texas Instruments, Inc., Cisco Systems, Inc., Intel Corp. and retailers Walgreen Co. and Wal-Mart Stores Inc.

As of November 30, 1998, total fund assets were approximately $232 million. The portfolio was 97.3% invested in common and preferred stocks with a cash position of 2.7%. The Fund's ten largest holdings were:


Texas Instruments, Inc. ...................................    3.96%
Johnson & Johnson .........................................    3.85%
Federal National Mortgage Association .....................    3.30%
General Electric Co. ......................................    3.30%
Citigroup, Inc. ...........................................    3.25%
Walgreen Co. ..............................................    3.25%
Jefferson Pilot Corp. .....................................    3.10%
MCI Worldcom, Inc. ........................................    3.08%
American International Group, Inc. ........................    2.98%
Watson Pharmaceuticals, Inc. ..............................    2.79%

Looking ahead, we anticipate a slowdown in economic growth, but we do not believe a recession is in the near future. While the U.S. market will likely continue to exhibit higher levels of volatility, the underlying macro-economic factors are still favorable for equities. Inflation and interest rates are low and stable. The U.S. employment rate is high and consumer spending remains quite strong. Technological advances are making companies more efficient and improving asset utilization. Most importantly, however, the Federal Reserve's interest rate reductions signal to the markets the Federal Reserve's willingness to take whatever measures necessary to confront a global financial crisis.

Thank you for your continued investment in the CCB Equity Fund.

 * Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for the period adjusted for the Fund's sales charge was 2.82%

** Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

CCB EQUITY FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1998 (UNAUDITED)

--------------------------------------------------------------------------------


  SHARES                                                                           VALUE

----------        ------------------------------------------------------------  ------------
COMMON STOCKS--96.1%

------------------------------------------------------------------------------
                  AEROSPACE & DEFENSE--2.5%

                  ------------------------------------------------------------
   135,000        Allied-Signal, Inc.                                           $  5,940,000
                  ------------------------------------------------------------  ------------
                  CHEMICALS--2.7%

                  ------------------------------------------------------------
   110,000        DuPont (E.I.) de Nemours & Co.                                   6,462,500
                  ------------------------------------------------------------  ------------
                  CONSUMER BASICS--5.0%

                  ------------------------------------------------------------
    60,000        Emerson Electric Co.                                             3,900,000
                  ------------------------------------------------------------
    84,400        General Electric Co.                                             7,638,200
                  ------------------------------------------------------------  ------------
                  Total                                                           11,538,200

                  ------------------------------------------------------------  ------------
                  CONSUMER DURABLES--1.9%

                  ------------------------------------------------------------
   125,000        Mattel, Inc.                                                     4,320,313
                  ------------------------------------------------------------  ------------
                  CONSUMER NON-DURABLES--2.3%

                  ------------------------------------------------------------
    70,000        Unilever N.V., ADR                                               5,411,875
                  ------------------------------------------------------------  ------------
                  ELECTRONIC TECHNOLOGY--17.2%

                  ------------------------------------------------------------
     7,200        Beckman Coulter, Inc.                                              347,400
                  ------------------------------------------------------------
    60,000   (a)  Cisco Systems, Inc.                                              4,522,500
                  ------------------------------------------------------------
   120,000        Compaq Computer Corp.                                            3,900,000
                  ------------------------------------------------------------
    85,000   (a)  Computer Sciences Corp.                                          4,855,625
                  ------------------------------------------------------------
    83,900   (a)  EMC Corp. Mass                                                   6,082,750
                  ------------------------------------------------------------
    40,000        Intel Corp.                                                      4,305,000
                  ------------------------------------------------------------
    30,000        Lucent Technologies, Inc.                                        2,581,875
                  ------------------------------------------------------------
    50,000   (a)  Tellabs, Inc.                                                    2,703,125
                  ------------------------------------------------------------
   120,000        Texas Instruments, Inc.                                          9,165,000
                  ------------------------------------------------------------
    10,000        United Technologies Corp.                                        1,071,875
                  ------------------------------------------------------------  ------------
                  Total                                                           39,535,150

                  ------------------------------------------------------------  ------------
                  ENTERTAINMENT--2.1%

                  ------------------------------------------------------------
   150,000        Disney (Walt) Co.                                                4,828,125
                  ------------------------------------------------------------  ------------

CCB EQUITY FUND

--------------------------------------------------------------------------------


  SHARES                                                                           VALUE

----------        ------------------------------------------------------------  ------------
COMMON STOCKS--CONTINUED

------------------------------------------------------------------------------
                  FINANCE--13.2%

                  ------------------------------------------------------------
    60,000        American Express Co.                                          $  6,003,750
                  ------------------------------------------------------------
    73,500        American International Group, Inc.                               6,909,000
                  ------------------------------------------------------------
   150,000        Citigroup, Inc.                                                  7,528,125
                  ------------------------------------------------------------
    85,000        First Union Corp.                                                5,163,750
                  ------------------------------------------------------------
   250,000        Pennsylvania Real Estate Investment Trust                        5,000,000
                  ------------------------------------------------------------  ------------
                  Total                                                           30,604,625

                  ------------------------------------------------------------  ------------
                  HEALTH SERVICES--0.9%

                  ------------------------------------------------------------
    40,000   (a)  Quintiles Transnational Corp.                                    1,995,000
                  ------------------------------------------------------------  ------------
                  HEALTH TECHNOLOGY--10.4%

                  ------------------------------------------------------------
    80,300        Abbott Laboratories                                              3,854,400
                  ------------------------------------------------------------
   150,000        Biomet, Inc.                                                     5,737,500
                  ------------------------------------------------------------
   110,000        Johnson & Johnson                                                8,937,500
                  ------------------------------------------------------------
    35,000        Merck & Co., Inc.                                                5,420,625
                  ------------------------------------------------------------  ------------
                  Total                                                           23,950,025

                  ------------------------------------------------------------  ------------
                  INSURANCE--3.1%

                  ------------------------------------------------------------
   105,000        Jefferson-Pilot Corp.                                            7,166,250
                  ------------------------------------------------------------  ------------
                  METALS & MINING--1.0%

                  ------------------------------------------------------------
    32,000        Aluminum Co. of America                                          2,372,000
                  ------------------------------------------------------------  ------------
                  MORTGAGE--3.3%

                  ------------------------------------------------------------
   105,000        Federal National Mortgage Association                            7,638,750
                  ------------------------------------------------------------  ------------
                  OFFICE EQUIPMENT--1.4%

                  ------------------------------------------------------------
    30,000        Xerox Corp.                                                      3,225,000
                  ------------------------------------------------------------  ------------
                  OIL--8.4%

                  ------------------------------------------------------------
    50,000        British Petroleum Co. PLC, ADR                                   4,606,250
                  ------------------------------------------------------------
    30,000        Chevron Corp.                                                    2,508,750
                  ------------------------------------------------------------
    34,000        Exxon Corp.                                                      2,552,125
                  ------------------------------------------------------------
   126,600        Halliburton Co.                                                  3,718,875
                  ------------------------------------------------------------

CCB EQUITY FUND

--------------------------------------------------------------------------------


  SHARES                                                                           VALUE

----------        ------------------------------------------------------------  ------------
COMMON STOCKS--CONTINUED

------------------------------------------------------------------------------
                  OIL--CONTINUED

                  ------------------------------------------------------------
    70,000        Mobil Corp.                                                   $  6,033,125
                  ------------------------------------------------------------  ------------
                  Total                                                           19,419,125

                  ------------------------------------------------------------  ------------
                  PHARMACEUTICALS--2.8%

                  ------------------------------------------------------------
   120,000   (a)  Watson Pharmaceuticals, Inc.                                     6,465,000
                  ------------------------------------------------------------  ------------
                  PRODUCER MANUFACTURING--1.8%

                  ------------------------------------------------------------
   120,000        Dover Corp.                                                      4,275,000
                  ------------------------------------------------------------  ------------
                  RETAIL--7.1%

                  ------------------------------------------------------------
    90,000        Federated Department Stores, Inc.                                3,751,875
                  ------------------------------------------------------------
    70,000        Wal-Mart Stores, Inc.                                            5,271,875
                  ------------------------------------------------------------
   140,000        Walgreen Co.                                                     7,516,250
                  ------------------------------------------------------------  ------------
                  Total                                                           16,540,000

                  ------------------------------------------------------------  ------------
                  RETAIL TRADE--2.8%

                  ------------------------------------------------------------
   100,000        Dayton-Hudson Corp.                                              4,500,000
                  ------------------------------------------------------------
    73,800   (a)  Saks, Inc.                                                       2,029,500
                  ------------------------------------------------------------  ------------
                  Total                                                            6,529,500

                  ------------------------------------------------------------  ------------

CCB EQUITY FUND

--------------------------------------------------------------------------------


  SHARES                                                                           VALUE

----------        ------------------------------------------------------------  ------------
COMMON STOCKS--CONTINUED

------------------------------------------------------------------------------
                  TECHNOLOGY SERVICES--3.1%

                  ------------------------------------------------------------
    90,000        Computer Associates International, Inc.                       $  3,982,500
                  ------------------------------------------------------------
    27,000   (a)  Microsoft Corp.                                                  3,294,000
                  ------------------------------------------------------------  ------------
                  Total                                                            7,276,500

                  ------------------------------------------------------------  ------------
                  UTILITIES--3.1%

                  ------------------------------------------------------------
   120,853   (a)  MCI Worldcom, Inc.                                               7,130,327
                  ------------------------------------------------------------  ------------
                  TOTAL COMMON STOCKS                                            222,623,265

                  ------------------------------------------------------------  ------------
PREFERRED STOCKS--1.2%

------------------------------------------------------------------------------
                  CONSUMER SERVICES--1.2%

                  ------------------------------------------------------------
    80,000        Cendant Corp., Conv. Pfd., $.94                                  2,690,000
                  ------------------------------------------------------------  ------------
                  TOTAL COMMON AND PREFERRED STOCKS (IDENTIFIED COST

                  $163,532,792)                                                  225,313,265
                  ------------------------------------------------------------  ------------
MUTUAL FUND--2.7%

------------------------------------------------------------------------------
 6,156,824        Goldman Sachs Money Market Fund (AT NET ASSET VALUE)             6,156,824
                  ------------------------------------------------------------  ------------
                  TOTAL INVESTMENTS (IDENTIFIED COST $169,689,616)(B)           $231,470,089

                  ------------------------------------------------------------  ------------

(a) Non-income producing security.

(b) The cost of investments for federal tax purposes amounts to $169,689,616. The net unrealized appreciation of investments on a federal tax basis amounts to $61,780,473 which is comprised of $66,751,901 appreciation and $4,971,428 depreciation at November 30, 1998.

Note: The categories of investments are shown as a percentage of net assets
      ($231,733,726) at November 30, 1998.

The following acronym(s) are used throughout this portfolio:

ADR--American Depositary Receipt

PLC-- Public Limited Company

(See Notes which are an integral part of the Financial Statements)

CCB EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1998 (UNAUDITED)

--------------------------------------------------------------------------------



ASSETS:

------------------------------------------------------------------------
Total investments in securities, at value (identified and tax cost

$169,689,616)                                                              $231,470,089
------------------------------------------------------------------------
Cash                                                                              1,046

------------------------------------------------------------------------
Income receivable                                                               549,152

------------------------------------------------------------------------
Deferred organizational costs                                                     4,397

------------------------------------------------------------------------
Deferred Expenses                                                                   912

------------------------------------------------------------------------   ------------
     Total assets                                                           232,025,596

------------------------------------------------------------------------
LIABILITIES:

------------------------------------------------------------------------
Accrued expenses                                                 291,870

------------------------------------------------------------  ----------
     Total liabilities                                                          291,870

------------------------------------------------------------------------   ------------
Net Assets for 10,662,904 shares outstanding                               $231,733,726
------------------------------------------------------------------------   ------------
NET ASSETS CONSIST OF:

------------------------------------------------------------------------
Paid in capital                                                            $150,160,078

------------------------------------------------------------------------
Net unrealized appreciation of investments                                   61,780,473

------------------------------------------------------------------------
Accumulated net realized gain on investments                                 19,499,429
------------------------------------------------------------------------
Undistributed net investment income                                             293,746

------------------------------------------------------------------------   ------------
     Total Net Assets                                                      $231,733,726

------------------------------------------------------------------------   ------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:

------------------------------------------------------------------------
Net Asset Value and Redemption Proceeds Per Share ($231,733,726 /

10,662,904 shares outstanding)                                                   $21.73
------------------------------------------------------------------------   ------------
Offering Price Per Share (100/95.50 of $21.73)*                                  $22.75
------------------------------------------------------------------------   ------------

* See "What Shares Cost" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)

CCB EQUITY FUND
STATEMENT OF OPERATIONS

SIX MONTHS ENDED NOVEMBER 30, 1998 (UNAUDITED)

--------------------------------------------------------------------------------


INVESTMENT INCOME:

-----------------------------------------------------------------------------------
Dividends                                                                             $ 1,526,916
-----------------------------------------------------------------------------------
Interest                                                                                  133,965

-----------------------------------------------------------------------------------   -----------
    Total income                                                                        1,660,881

-----------------------------------------------------------------------------------
EXPENSES:

-----------------------------------------------------------------------------------
Investment advisory fee                                                  $  928,044
----------------------------------------------------------------------
Administrative personnel and services fee                                   156,488

----------------------------------------------------------------------
Custodian fees                                                                7,072

----------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                     20,384
----------------------------------------------------------------------
Directors'/Trustees' fees                                                     1,829

----------------------------------------------------------------------
Auditing fees                                                                 6,926

----------------------------------------------------------------------
Legal fees                                                                    1,378

----------------------------------------------------------------------
Portfolio accounting fees                                                    33,386

----------------------------------------------------------------------
Share registration costs                                                      8,283

----------------------------------------------------------------------
Printing and postage                                                          2,825

----------------------------------------------------------------------
Insurance premiums                                                            1,740

----------------------------------------------------------------------
Miscellaneous                                                                 1,169

----------------------------------------------------------------------   ----------
    Total expenses                                                        1,169,524

----------------------------------------------------------------------
Waivers and reimbursements--

----------------------------------------------------------------------
  Waiver of investment advisory fee                           $(76,482)

------------------------------------------------------------
  Reimbursement of other operating expenses                     (1,110)

------------------------------------------------------------  --------
    Total waivers and reimbursements                                        (77,592)

-----------------------------------------------------------------------------------
    Net expenses                                                                        1,091,932

-----------------------------------------------------------------------------------   -----------
              Net investment income                                                       568,949

-----------------------------------------------------------------------------------   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

-----------------------------------------------------------------------------------
Net realized gain on investments and options                                            2,996,401
-----------------------------------------------------------------------------------
Net change in unrealized appreciation of investments                                   13,059,478
-----------------------------------------------------------------------------------   -----------
    Net realized and unrealized gain on investments                                    16,055,879
-----------------------------------------------------------------------------------   -----------
         Change in net assets resulting from operations                               $16,624,828
-----------------------------------------------------------------------------------   -----------

(See Notes which are an integral part of the Financial Statements)

CCB EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------


                                                          SIX MONTHS ENDED
                                                             (UNAUDITED)        YEAR ENDED

                                                          NOVEMBER 30, 1998    MAY 31, 1998

                                                          -----------------    ------------
INCREASE (DECREASE) IN NET ASSETS:

--------------------------------------------------------
OPERATIONS--

--------------------------------------------------------
Net investment income                                       $    568,949       $    784,199
--------------------------------------------------------
Net realized gain (loss) on investments ($2,996,401 and
$21,100,147 net gains, respectively, as computed for

federal tax purposes)                                          2,996,401         21,189,873
--------------------------------------------------------
Net change in unrealized appreciation                         13,059,478         19,481,961
--------------------------------------------------------  ----------------      -----------
     Change in net assets resulting from operations           16,624,828         41,456,033
--------------------------------------------------------  ----------------      -----------
DISTRIBUTIONS TO SHAREHOLDERS--

--------------------------------------------------------
Distributions from net investment income                        (580,273)          (721,356)
--------------------------------------------------------
Distributions from net realized gains                                 --        (10,530,395)
--------------------------------------------------------  ----------------      -----------
     Change in net assets resulting from distributions

     to shareholders                                            (580,273)       (11,251,751)
--------------------------------------------------------  ----------------      -----------
SHARE TRANSACTIONS--

--------------------------------------------------------
Proceeds from sale of shares                                   2,806,485         18,796,021
--------------------------------------------------------
Net asset value of shares issued to shareholders in

payment of distributions declared                                515,653          9,786,538
--------------------------------------------------------
Cost of shares redeemed                                       (7,326,623)        (6,596,418)
--------------------------------------------------------  ----------------      -----------
     Change in net assets resulting from share

       transactions                                           (4,004,485)        21,986,141
--------------------------------------------------------  ----------------      -----------
          Change in net assets                                12,040,070         52,190,423
--------------------------------------------------------
NET ASSETS:

--------------------------------------------------------
Beginning of period                                          219,693,656        167,503,233
--------------------------------------------------------  ----------------      -----------
End of period (including undistributed net investment

income of $293,746 and $305,070, respectively)              $231,733,726       $219,693,656
--------------------------------------------------------  ----------------      -----------

(See Notes which are an integral part of the Financial Statements)

CCB EQUITY FUND
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                               SIX MONTHS

                                                 ENDED

                                              (UNAUDITED)             YEAR ENDED MAY 31,

                                              NOVEMBER 30,   -------------------------------------
                                                  1998        1998      1997      1996     1995(A)

                                                  ----        ----     ------    ------    -------
NET ASSET VALUE, BEGINNING OF PERIOD             $20.24      $17.33    $13.80    $11.48    $10.00
--------------------------------------------
INCOME FROM INVESTMENT OPERATIONS

--------------------------------------------
  Net investment income                            0.05        0.07      0.13      0.14      0.11
--------------------------------------------
  Net realized and unrealized gain (loss) on

  investments                                      1.49        3.93      3.72      2.57      1.44
--------------------------------------------  ---------      ------    ------    ------    -------
  Total from investment operations                 1.54        4.00      3.85      2.71      1.55
--------------------------------------------  ---------      ------    ------    ------    -------
LESS DISTRIBUTIONS

--------------------------------------------
  Distributions from net investment income        (0.05)      (0.07)    (0.13)    (0.16)    (0.07)
--------------------------------------------
  Distributions from net realized gain on

    investments                                      --       (1.02)    (0.19)    (0.23)       --
--------------------------------------------  ---------      ------    ------    ------    -------
  Total distributions                             (0.05)      (1.09)    (0.32)    (0.39)    (0.07)
--------------------------------------------  ---------      ------    ------    ------    -------
NET ASSET VALUE, END OF PERIOD                   $21.73      $20.24    $17.33    $13.80    $11.48
--------------------------------------------  ---------      ------    ------    ------    -------
TOTAL RETURN(B)                                    7.65%      23.86%    28.25%    23.91%    15.55%
--------------------------------------------
RATIOS TO AVERAGE NET ASSETS

--------------------------------------------
  Expenses                                         1.00%*      1.00%     1.03%     1.25%     1.25%*
--------------------------------------------
  Net investment income                            0.52%*      0.39%     0.81%     1.08%     3.00%*
--------------------------------------------
  Expense waiver/reimbursement(c)                  0.07%*      0.07%     0.16%     0.20%     1.42%*
--------------------------------------------
SUPPLEMENTAL DATA

--------------------------------------------
  Net assets, end of period (000 omitted)      $231,734    $219,694  $167,503   $29,194   $24,581
--------------------------------------------
  Portfolio turnover                                 29%         69%       55%       69%        4%
--------------------------------------------

* Computed on an annualized basis.

(a) Reflects operations for the period from December 5, 1994 (date of initial public investment) to May 31, 1995.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

CCB EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 1998 (UNAUDITED)

--------------------------------------------------------------------------------

(1) ORGANIZATION

CCB Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of CCB Equity Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide high total return over longer periods of time through appreciation of capital and current income provided by dividends and interest payments.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     OPTION CONTRACTS--The Fund may write option contracts. A written option obligates the Fund to deliver a call, or to receive a put, the contract amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured

CCB EQUITY FUND

--------------------------------------------------------------------------------

     by the difference between the current value and the premium received. For the period ended November 30, 1998, the Fund had a realized gain of $98,252 on written options. At November 30, 1998, the Fund had no outstanding options.

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:


                                                          SIX MONTHS ENDED      YEAR ENDED
                                                         NOVEMBER 30, 1998     MAY 31, 1998

-------------------------------------------------------  ------------------    -------------
Shares sold                                                    135,578             986,350
-------------------------------------------------------
Shares issued to shareholders in payment of

distributions declared                                          25,570             541,306
-------------------------------------------------------
Shares redeemed                                               (353,080)           (338,851)
-------------------------------------------------------  ---------------       ------------
  Net change resulting from share transactions                (191,932)          1,188,805
-------------------------------------------------------  ---------------       ------------

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Central Carolina Bank and Trust Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.85% of the Fund's average daily net assets.

The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

Under the terms of a sub-advisory agreement between the Adviser and Franklin Street Advisors, Inc., (the "Sub-Adviser"), the Sub-Adviser receives an annual fee from the Adviser equal to 0.65% of the Fund's average daily net assets. The Sub-Adviser may voluntarily choose to waive any portion of its fee.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. The fee paid to FAS is based on the level of average aggregate net assets of the Trust for the period.

CCB EQUITY FUND

--------------------------------------------------------------------------------

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.35% of the average daily net assets of the Fund, annually, to compensate FSC. The Fund did not pay or accrue distribution expenses during the period ended November 30, 1998.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with FAS, the Fund will pay FAS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FAS is used to finance certain services for shareholders and to maintain shareholder accounts. The Fund did not pay or accrue shareholder services expenses during the period ended November 30, 1998.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational expenses of $35,000 were borne initially by Adviser. The Fund has agreed to reimburse Adviser for these expenses during the five year period following the Fund's effective date. For the period ended November 30, 1998, the Fund paid $5,930 pursuant to this agreement.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) YEAR 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

CCB EQUITY FUND

--------------------------------------------------------------------------------

(6) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended November 30, 1998, were as follows:



------------------------------------------------------------
Purchases                                                     $61,428,328

------------------------------------------------------------  -----------
Sales                                                         $65,952,946

------------------------------------------------------------  -----------


TRUSTEES                                                 OFFICERS

------------------------------------------------------------------------------------------------------
John F. Donahue                                          John F. Donahue
Thomas G. Bigley                                         Chairman
John T. Conroy, Jr.                                      Edward C. Gonzales
William J. Copeland                                      President and Treasurer
James E. Dowd                                            J. Christopher Donahue
Lawrence D. Ellis, M.D.                                  Executive Vice President
Edward L. Flaherty, Jr.                                  John W. McGonigle
Edward C. Gonzales                                       Executive Vice President and Secretary
Peter E. Madden                                          Richard B. Fisher
John E. Murray, Jr.                                      Vice President
Wesley W. Posvar                                         Joseph S. Machi
Marjorie P. Smuts                                        Vice President and Assistant Treasurer

                                                         C. Grant Anderson
                                                         Assistant Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.